INTEREST BEARING LOANS AND BORROWINGS - Guaranteed interest-bearing loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term bonds | Bank of Communications ("BOCOM")
Guaranteed interest-bearing loans and borrowings
Guarantees received		¥ 1,998,833
Long-term loans
Guaranteed interest-bearing loans and borrowings
Guarantees received	¥ 3,191,277	2,088,327
Long-term loans | Chinalco
Guaranteed interest-bearing loans and borrowings
Guarantees received		866,877
Long-term loans | Lanzhou Aluminum Factory
Guaranteed interest-bearing loans and borrowings
Guarantees received	4,000	8,000
Long-term loans | Ningxia Energy
Guaranteed interest-bearing loans and borrowings
Guarantees received	1,020,400	1,099,400
Long-term loans | Yinxing Energy
Guaranteed interest-bearing loans and borrowings
Guarantees received	91,000	109,000
Long-term loans | Zhongwei Renewable Energy Co., Ltd
Guaranteed interest-bearing loans and borrowings
Guarantees received		5,050
Long-term loans | Baotou Aluminum Co. Ltd and Baotou Communications Investment Group Co. Ltd
Guaranteed interest-bearing loans and borrowings
Guarantees received	1,600,000
Long-term loans | The Company and Hangzhou Jinjiang Group Co. Ltd
Guaranteed interest-bearing loans and borrowings
Guarantees received	475,877
Short-term loans
Guaranteed interest-bearing loans and borrowings
Guarantees received	150,000	305,000
Short-term loans | Ningxia Energy
Guaranteed interest-bearing loans and borrowings
Guarantees received	70,000	120,000
Short-term loans | Shandong Aluminum
Guaranteed interest-bearing loans and borrowings
Guarantees received		15,000
Short-term loans | Chalco Shandong
Guaranteed interest-bearing loans and borrowings
Guarantees received	¥ 80,000	¥ 170,000